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Prospectus Summary | MainStay VP Wellington Mid Cap Portfolio
MainStay VP Wellington Mid Cap Portfolio
Investment Objective
The Portfolio seeks long-term growth of capital.
Fees and Expenses of the Portfolio

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. Investors should consult the applicable variable annuity policy or variable universal life insurance policy prospectus for more information.

Annual Portfolio Operating Expenses
Annual Fund Operating Expenses - Prospectus Summary - MainStay VP Wellington Mid Cap Portfolio		Initial Class	Service Class
Management Fees (as an annual percentage of the Portfolio's average daily net assets)	[1]	0.85%	0.85%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Total Annual Portfolio Operating Expenses		0.88%	1.13%
Waiver / Reimbursement	[2]	(0.02%)	(0.02%)
Total Annual Portfolio Operating Expenses After Waivers / Reimbursements	[2]	0.86%	1.11%
[1]	The management fee is as follows: 0.85% on assets up to $1 billion; 0.80% on assets from $1 billion to $2 billion; and 0.775% on assets over $2 billion.
[2]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Portfolio Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) portfolio/fund fees and expenses) of Initial Class shares and Service Class shares do not exceed 0.86% and 1.11%, respectively, of the Portfolio's average daily net assets. This agreement will remain in effect until May 1, 2025, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Portfolio.

Example
The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example does not include any separate account or policy fees or charges imposed under the variable annuity policies and variable universal life insurance policies for which the Portfolio is an investment option. If they were included, your costs would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Prospectus Summary - MainStay VP Wellington Mid Cap Portfolio - USD ($)	Initial Class	Service Class
1 Year	$ 88	$ 113
3 Years	279	357
5 Years	486	620
10 Years	$ 1,082	$ 1,373

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in the securities of U.S. companies with market capitalizations at the time of investment that are similar to the market capitalizations generally within the range of the Russell Midcap® Index at time of investment (which ranged from $357 million to $87 billion as of February 29, 2024).

The Subadvisor seeks to achieve the Portfolio’s investment objective by allocating the Portfolio’s assets among multiple portfolio management teams of Wellington Management Company LLP, the Portfolio’s Subadvisor (the “Subadvisor”), that employ investment strategies with different investment styles, including Mid Cap Opportunities and Select Mid Cap Value strategies. Each investment strategy has distinct investment philosophies and analytical processes to identify securities for purchase or sale. To better assess strategic business issues that impact the performance of a company, the Subadvisor may also give consideration to financially material environmental, social and/or governance (“ESG”) factors. The Subadvisor has discretion to determine the materiality of, as well as the level at which, financially relevant ESG factors are imbedded into its overall fundamental analysis when making an investment decision.

New York Life Investment Management LLC, the Portfolio’s Manager, in collaboration with Wellington will allocate Portfolio assets among the Subadvisor’s two sub-strategies described below.

Mid Cap Opportunities Strategy: The Subadvisor’s Mid Cap Opportunities team employs a “bottom-up” fundamental research approach to evaluate potential investments with an emphasis on fundamentals, valuation, and earnings expectations. The Mid Cap Opportunities team seeks to invest in high-quality, established mid capitalization companies with strong balance sheets and management teams, and market leadership in their respective industries. The Mid Cap Opportunities team may sell securities when the team believes downside risk is equal to or greater than the upside potential, company fundamentals deteriorate, the team believes valuations are excessive, or market capitalization ceilings are exceeded.

Select Mid Cap Value Strategy: The Subadvisor’s Select Mid Cap Value team employs a contrarian investment approach to investing in the securities of companies the team believes are undervalued. The Select Mid Cap Value team employs a “bottom-up” fundamental research approach and valuation techniques to assess a company’s value on the basis of its earnings power, growth potential, balance sheet, and competitive positioning. The Select Mid Cap Value team may consider selling a security if a stock approaches the team’s target price, company fundamentals deteriorate, the team believes an alternative investment offers a more compelling risk/reward opportunity, or market capitalization ceilings are exceeded.

Principal Risks
Risk Table - Prospectus Summary - MainStay VP Wellington Mid Cap Portfolio	Risk [Text Block]
Risk Lose Money [Member]	You can lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Member]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Market Risk

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Portfolio to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Portfolio's shares and adversely affect the Portfolio and its investments.

Portfolio Management Risk

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. There is a risk that if the Portfolio’s strategy of allocating assets among different portfolio management teams does not work as intended, the Portfolio may not achieve its objective or may underperform other funds with similar investment strategies. The investment styles employed by the portfolio managers may not be complementary, which could adversely affect the performance of the Portfolio. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Portfolio (i) having exposure to certain securities or industry sectors that are significantly different than the composition of the Portfolio’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Portfolio’s benchmark.

Equity Securities Risk

Equity Securities Risk: Investments in common stocks and other equity securities are particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in the ability to anticipate such changes that can adversely affect the value of portfolio holdings.

Market Capitalization Risk

Market Capitalization Risk: Investments in securities issued by small-, mid-, or large-cap companies will be subject to the risks associated with securities issued by companies of the applicable market capitalization.  Securities of small-cap and mid-cap companies may be subject to greater price volatility, significantly lower trading volumes, cyclical, static or moderate growth prospects and greater spreads between their bid and ask prices than securities of larger companies. Smaller capitalization companies frequently rely on narrower product lines and niche markets and may be more vulnerable to adverse business or market developments.  Securities issued by larger companies may have less growth potential and may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods.  In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, including those resulting from improvements in technology, and may suffer sharper price declines as a result of earnings disappointments.  There is a risk that the securities issued by companies of a certain market capitalization may underperform the broader market at any given time.

Growth Stock Risk

Growth Stock Risk: If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can cushion stock prices in market downturns. These risks may be more pronounced in companies that are in the earlier stages of their growth cycle.

Value Stock Risk

Value Stock Risk: Value stocks may never reach what the Subadvisor believes is their full value or they may go down in value. In addition, different types of stocks tend to shift in and out of favor depending on market and economic conditions, and therefore the Portfolio's performance may be lower or higher than that of funds that invest in other types of equity securities.

Past Performance

The following bar chart and table provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad measure of market performance, as well as two additional indexes over time. Separate variable annuity and variable universal life insurance account and policy fees and charges are not reflected in the bar chart and table. If they were, returns would be less than those shown. In accordance with new regulatory requirements, the Portfolio has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Russell Midcap® Index. The table also includes the average annual returns of the Russell Midcap® Index and the S&P MidCap 400® Index, which are generally representative of the market sectors or types of investments in which the Portfolio invests.

Index returns reflect no deductions for fees, expenses or taxes, except for foreign withholding taxes where applicable.

Performance data for the classes varies based on differences in their fee and expense structures. Past performance is not necessarily an indication of how the Portfolio will perform in the future. The Portfolio’s subadvisor changed effective January 1, 2018 due to an organizational restructuring whereby all investment personnel of Cornerstone Capital Management Holdings LLC, the former subadvisor, transitioned to MacKay Shields LLC.

Effective May 1, 2021, the Portfolio replaced its subadvisor and modified its principal investment strategies. The past performance in the bar chart and table prior to that date reflects the Portfolio’s prior subadvisor and principal investment strategies.

Annual Returns, Initial Class Shares(by calendar year 2014-2023)

Best Quarter
2020, Q2	23.94%
Worst Quarter
2020, Q1	-29.03%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Total Returns - Prospectus Summary - MainStay VP Wellington Mid Cap Portfolio	Label		1 Year	5 Years	10 Years	Inception Date
Initial Class			13.69%	8.20%	6.66%	Jul. 02, 2001
Service Class			13.41%	7.93%	6.39%	Jun. 05, 2003
Russell 3000® Index1	Russell 3000® Index1	[1]	25.96%	15.16%	11.48%
Russell Midcap® Index2	Russell Midcap® Index2	[2]	17.23%	12.68%	9.42%
S&P MidCap 400® Index3	S&P MidCap 400® Index3	[3]	16.44%	12.62%	9.27%
[1]	The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 96% of the investable U.S. equity market.
[2]	The Russell Midcap® Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap® Index is a subset of the Russell 1000® Index and includes approximately 800 of the smallest companies based on a combination of their market cap and current index membership. The Russell Midcap® Index represents approximately 27% of the total market capitalization of the Russell 1000® Index companies.
[3]	The S&P MidCap 400® Index is a market capitalization-weighted index of common stocks representing the mid-cap U.S. equity market.